Inventories: Schedule of change in the write-downs of inventories by segment (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of change in the write-downs of inventories by segment:
Schedule of change in the write-downs of inventories by segment

	2011	2010	2009
Steel segment	3,873	(15,970)	(117,847)
Mining segment.	16,605	(6,614)	5,516
Ferroalloy segment	276	2,186	(74,417)
Energy segment	(2,478)	173	484
Total change in the write-down of inventories	18,276	(20,225)	(186,264)